SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-1A

REGISTRATION STATEMENT (No. 002-77169)
UNDER THE SECURITIES ACT OF 1933	[X]
Pre-Effective Amendment No. ____	[ ]
Post-Effective Amendment No. 60	[X]
and
REGISTRATION STATEMENT (No. 811-03455)
UNDER THE INVESTMENT COMPANY ACT OF 1940	[X]
Amendment No. 60	[X]

North Carolina Capital Management Trust
(Exact Name of Registrant as Specified in Charter)

245 Summer Street, Boston, Massachusetts 02210
(Address Of Principal Executive Offices) (Zip Code)

Registrant's Telephone Number: 617-563-7000

Scott C. Goebel, Secretary
245 Summer Street
Boston, Massachusetts 02210
(Name and Address of Agent for Service)

It is proposed that this filing will become effective immediately upon filing pursuant to paragraph (b).

EXHIBIT INDEX

Exhibit

Exhibit No.

XBRL Instance Document	EX-101.INS
XBRL Taxonomy Extension Schema Document	EX-101.SCH
XBRL Taxonomy Extension Calculation Linkbase Document	EX-101.CAL
XBRL Taxonomy Extension Definition Linkbase Document	EX-101.DEF
XBRL Taxonomy Extension Labels Linkbase Document	EX-101.LAB
XBRL Taxonomy Extension Presentation Linkbase Document	EX-101.PRE

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for the effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 60 to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Boston, and Commonwealth of Massachusetts, on the 17th day of September 2014.

North Carolina Capital Management Trust
By	/s/Stephanie J. Dorsey
Stephanie J. Dorsey, President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

(Signature)		(Title)	(Date)

/s/Stephanie J. Dorsey		President and Treasurer	September 17, 2014
Stephanie J. Dorsey

/s/Kimberley Monasterio		Chief Financial Officer	September 17, 2014
Kimberley Monasterio

/s/Don Haile	*	Trustee	September 17, 2014
Don Haile

/s/Thomas P. Hollowell	*	Trustee	September 17, 2014
Thomas P. Hollowell

/s/Anna Spangler Nelson	*	Trustee	September 17, 2014
Anna Spangler Nelson

/s/E. Norris Tolson	*	Trustee	September 17, 2014
E. Norris Tolson

* By: /s/Joseph R. Fleming
Joseph R. Fleming, pursuant to a power of attorney dated June 1, 2012 filed herewith.

We, the undersigned Trustees of the North Carolina Capital Management Trust (the "Fund") hereby revoke all previous powers of attorney we have given to sign and otherwise act in our names and behalf in matters involving the Funds and hereby constitute and appoint Thomas C. Bogle, Kathryn Cohen, Joseph R. Fleming, and Megan C. Johnson, each of them singly, our true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for us and in our names in the appropriate capacities, all Registration Statements of the Fund on Form N-1A, or any successors thereto, any and all subsequent Amendments, Pre-Effective Amendments or Post-Effective Amendments to said Registration Statements or any successors thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in our names and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940, and all related requirements of the Securities and Exchange Commission. We hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof. This power of attorney is effective for all documents filed on or after June 1, 2012.

WITNESS our hands on this first day of June, 2012

/s/Don Haile

Don Haile

/s/ Thomas P. Hollowell

Thomas P. Hollowell

/s/Anna Spangler Nelson

Anna Spangler Nelson

/s/ E. Norris Tolson

E. Norris Tolson